OTHER CURRENT ASSETS AND LIABILITIES - SCHEDULE OF DETAILS OF OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous Current Assets and Liabilities [Abstract]
Value added tax receivable	$ 1,722,404	$ 2,207,983
Prepaid insurance	533,915	181,528
Other	512,790	402,082
Total	$ 2,769,109	$ 2,791,593